SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Total assets	$ 101,538,514		$ 71,337,767		$ 13,018,425
Total liabilities	80,552,955		63,030,077		$ 10,327,832
Total operating revenue	7,115,320	$ 912,267	3,310,822	$ 1,061,555
Net income	2,810,210	360,302	1,325,523	165,664
Net cash (used in)/generated from operating activities	6,011,971	770,803	20,456,717	1,969,434
Net cash generated from/(used in) investing activities	(963,565)	(123,539)	(244,175)	(160,057)
Net (decrease)/increase in cash, cash equivalents and restricted cash	15,769,754	2,021,866	28,618,321	2,916,333
Cash, cash equivalents and restricted cash at beginning of the year	43,521,758	5,579,999	14,903,437	11,987,104
Cash, cash equivalents and restricted cash at end of the year	59,291,512	$ 7,601,865	43,521,758	14,903,437
VIEs and its subsidiary
Variable Interest Entity [Line Items]
Total assets	254,602		162,897
Total liabilities	176,204		145,693
Total operating revenue	210,161		103,433	65,681
Net income	52,741		20,727	8,807
Net cash (used in)/generated from operating activities	2,340		(14,847)	(2,502)
Net cash generated from/(used in) investing activities	(3,327)		17,104	2,233
Net (decrease)/increase in cash, cash equivalents and restricted cash	(987)		2,257	(269)
Cash, cash equivalents and restricted cash at beginning of the year	3,738		1,481	1,750
Cash, cash equivalents and restricted cash at end of the year	$ 2,751		$ 3,738	$ 1,481